Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions											6 Months Ended	12 Months Ended
	Feb. 26, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Nov. 13, 2020 $ / shares shares	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 $ / shares shares	Dec. 19, 2017 $ / shares shares	Oct. 22, 2015 shares	Jan. 31, 2014 $ / shares shares	Aug. 31, 2013 $ / shares shares	May 07, 2013 shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Sep. 30, 2021 $ / shares	Jul. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs												$ 19,000,000	$ 0	$ 8,000,000	$ 2,000,000
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares										1
Option expire period										six years
Outstanding stock options											0	0		0	0				5,318,000
Compensation costs | $												$ 0		$ 0	$ 0
Exercise Price												$ 66.20
Exercise price															$ 0
Senao International Co., Ltd. (SENAO) [Member] | 2 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period										two years
Vesting percentage										50.00%
Senao International Co., Ltd. (SENAO) [Member] | 3 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period										three years
Vesting percentage										25.00%
Senao International Co., Ltd. (SENAO) [Member] | 4 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period										four years
Vesting percentage										25.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares			1,000		1,000	1,000	1,000
Compensation costs | $												$ 10,000,000.0		$ 1,800,000	$ 1,500,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											0			0	314.25				882.75
Compensation costs | $												$ 0		$ 0	$ 300,000
Exercise Price												$ 34.40
Exercise price											$ 0			$ 0	$ 34.40
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											427.50	213.25		427.50	897.00				925.00
Compensation costs | $												$ 100,000		$ 200,000	$ 600,000
Exercise Price						$ 140.60					$ 132.70	$ 128.70		$ 132.70		$ 128.70	$ 132.70	$ 135.60
Exercise price											$ 132.70	$ 128.70		$ 132.70	$ 135.60
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											21.00	10.50		21.00	46.00				50.00
Compensation costs | $												$ 200,000		$ 300,000	$ 600,000
Exercise Price					$ 147.00						$ 138.70	$ 134.50		$ 138.70		134.50	$ 138.70	$ 141.70
Exercise price											$ 0	$ 0		$ 0	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											200.00	194.00		200.00	0
Compensation costs | $												$ 9,700,000		$ 1,300,000	$ 0
Exercise Price			$ 206.00								$ 206.00	$ 199.70		$ 206.00		199.70
Exercise price											$ 0	$ 0		$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares		1,000		1,000
Compensation costs | $												$ 8,400,000		$ 5,700,000	$ 200,000
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period				five years
Vesting period				one year
Outstanding stock options											4,328	3,174		4,328	4,500				0
Compensation costs | $												$ 2,900,000		$ 5,700,000	$ 200,000
Exercise Price											$ 19.085	$ 19.085		$ 19.085
Shares issued | shares				4,500,000
Exercise price				$ 19.085							$ 19.085	$ 19.085		$ 19.085	$ 0
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options											0	3,324		0
Compensation costs | $												$ 5,500,000		$ 0	$ 0
Exercise Price												$ 19.085
Shares issued | shares		3,500,000
Exercise price		$ 19.085										$ 0
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares								1,000	1,000
Option expire period												seven years	seven years
Vesting period												two years	two years
Compensation costs | $											$ 0	$ 0
Exercise Price								$ 14	$ 14
Shares issued | shares									1,335,000
Shares options | shares								1,665,000
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000
Option expire period												four years	four years
Vesting period												two years	two years
Outstanding stock options												550.00
Compensation costs | $												$ 900,000
Exercise Price	$ 16.87											$ 15.90				$ 15.90
Shares issued | shares	690,000
Exercise price												$ 0